Financial risks - Fair value measurement of financial instruments (Details) - DKK DKK in Thousands	Dec. 31, 2017	Dec. 31, 2016
Categories of financial instruments
Financial assets measured at fair value	DKK 84,423	DKK 0
Categories of financial instruments
Financial liabilities measured at amortized cost	208,770	416,432
Carrying amount	251,249	556,915
Royalty bond
Categories of financial instruments
Financial liabilities measured at amortized cost	135,734	332,243
Carrying amount	135,734	332,243
Fair value	139,991	356,626
Trade payables
Categories of financial instruments
Financial liabilities measured at amortized cost	29,428	19,739
Other liabilities
Categories of financial instruments
Financial liabilities measured at amortized cost	43,608	64,450
Loan and receivables
Categories of financial instruments
Financial assets measured at fair value	626,721	664,456
Trade receivables
Categories of financial instruments
Financial assets measured at fair value	21,632	11,510
Income tax receivable
Categories of financial instruments
Financial assets measured at fair value	5,500	5,500
Other receivables
Categories of financial instruments
Financial assets measured at fair value	4,979	5,379
Restricted cash
Categories of financial instruments
Financial assets measured at fair value	5,892	318,737
Cash and cash equivalents
Categories of financial instruments
Financial assets measured at fair value	588,718	323,330
Securities
Categories of financial instruments
Financial assets measured at fair value	75,111	0
Other investments
Categories of financial instruments
Financial assets measured at fair value	DKK 9,312	DKK 0